Summary of Significant Accounting Policies and Recent Accounting Standards (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
AccountingPoliciesLineItems [Line Items]
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements represent the consolidation of the accounts of the Company and its subsidiaries in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All intercompany accounts and transactions have been eliminated in consolidation. Any reference in these notes to applicable guidance is meant to refer to the U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Risks, Uncertainties and Liquidity

Risks, Uncertainties and Liquidity

The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. If the Merger is not consummated, the Company believes that its cash and cash equivalents as of December 31, 2025, would be adequate to fund its operating expenses for at least twelve months from the date these consolidated financial statements are issued. However, in order to continue development of its programs, the Company would need to secure substantial additional funding in the future, from one or more equity or debt financings, collaborations, or other sources. Additional funding may not be available to the Company on acceptable terms, or at all. The Company’s board of directors may also decide in the future to pursue a dissolution and liquidation in lieu of continuing program development.

Should the Company continue development of its product candidates, the Company would be subject to risks and uncertainties. The ongoing research and development activities will be subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any drug developed by the Company must undergo rigorous preclinical and clinical testing and an extensive regulatory approval process implemented by the United States Food and Drug Administration (“FDA”) under the Food, Drug and Cosmetic Act. The Company has limited experience in conducting and managing the preclinical and clinical testing necessary to obtain regulatory approval. There can be no assurance that the Company will not encounter problems in the clinical trials that will cause the Company or the FDA to delay or suspend clinical trials.

The Company’s success in developing its product candidates would depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the property rights of others, both in the United States and other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated, circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company.

Use of Estimates

Use of Estimates

In preparing the condensed consolidated financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, as well as the reported amounts of expenses during the reporting period. Due to inherent uncertainty involved in making estimates, actual results may differ from these estimates. On an ongoing basis, the Company evaluates its estimates and assumptions, with any changes applied prospectively.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as the reported amounts of expenses during the reporting period. Due to inherent uncertainty involved in making estimates, actual results may differ from these estimates. On an ongoing basis, the Company evaluates its estimates and assumptions, with any changes applied prospectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash and cash equivalents is a financial instrument that potentially subjects the Company to concentrations of credit risk. For all periods presented, substantially all of the Company’s cash was deposited in accounts at a single financial institution that management believes is creditworthy, and the Company has not incurred any losses to date. The Company is exposed to credit risk in the event of default by this financial institution for amounts in excess of the Federal Deposit Insurance Corporation insured limits.

Concentrations of Credit Risk

Cash and cash equivalents is a financial instrument that potentially subjects the Company to concentrations of credit risk. For all periods presented, substantially all of the Company’s cash was deposited in accounts at a single financial institution that management believes is creditworthy, and the Company has not incurred any losses to date. The Company is exposed to credit risk in the event of default by this financial institution for amounts in excess of the Federal Deposit Insurance Corporation insured limits.

For the year ended December 31, 2025, the Company recognized no revenue. For the year ended December 31, 2024, revenue from two customers accounted for 100% of revenue recognized in the accompanying consolidated financial statements.

Cash, Cash Equivalents and Restricted Cash

Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents are held in US banks and consist of cash deposited in operating and money market accounts.

As of December 31, 2025, $10 was deposited in a money market account as security for a credit card and presented as long-term restricted cash in the consolidated balance sheet.

During the year ended December 31, 2024, $1,421 of restricted cash collateralizing a letter of credit related to the Company’s former headquarters lease in Bedford, Massachusetts, became unrestricted, providing additional cash available for operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company is required to disclose information on all assets and liabilities reported at fair value that enables an assessment of the inputs used in determining the reported fair values. FASB ASC Topic 820, Fair Value Measurement, establishes a hierarchy of inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy applies only to the valuation inputs used in determining the reported fair value of the investments and is not a measure of the investment credit quality. The three levels of the fair value hierarchy are described below:

Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2 — Valuations based on quoted prices for similar assets or liabilities in markets that are not active, or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations that require inputs that reflect the Company’s own assumptions that are both significant to the fair value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

As of December 31, 2024, certain of the Company’s outstanding warrants were classified as liabilities and measured at fair value in accordance with FASC ASC Topic 815, Derivatives and Hedging. The Company measures the Level 3 fair value of the warrant liability using the Black-Scholes option-pricing model with changes in fair value recognized as increases or reductions to other income (expense) in the consolidated statement of operations. These warrants expired during the year ended December 31, 2025.

As of December 31, 2025 and 2024, the Company did not hold any other financial assets or liabilities that were measured at fair value on a recurring or nonrecurring basis. During the years ended December 31, 2025 and 2024, there were no transfers between Level 1, Level 2 and Level 3.

Leases

Leases

The Company accounts for leases in accordance with FASB ASC Topic 842, Leases. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present. The Company has elected not to recognize on the balance sheet leases with terms of one year or less. Options to renew a lease are not included in the Company’s initial lease term assessment unless there is reasonable certainty that the Company will renew. The Company monitors its plans to renew its material leases on a quarterly basis.

Operating lease liabilities and their corresponding right-of-use assets are recorded based on the present value of lease payments over the expected remaining lease term. However, certain adjustments to the right-of-use asset may be required for items, such as incentives received. The interest rate implicit in lease contracts is typically not readily determinable. As a result, the Company utilizes its incremental borrowing rates, which are the rates incurred to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Company has elected to account for the lease and non-lease components as a combined lease component. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Revenue Recognition

Revenue Recognition

No revenues were recognized for the year ended December 31, 2025. The Company’s principal source of revenue during the year ended December 31, 2024, was derived from a collaboration arrangement and license agreement that relate to the development and commercialization of PUR1900 under the Cipla Agreement (as defined below).

At inception, management determines whether contracts are within the scope of FASB ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) or other topics, including FASB ASC Topic 808, Collaborative Arrangements (“ASC 808”). For contracts that are within the scope of ASC 808, the Company evaluates whether the counterparty is a customer for any of the units of account (i.e., distinct goods and services) in the contract. For units of account where the counterparty is considered a customer, the Company applies ASC 606 to those unit(s) of account, including recognition, measurement, presentation, and disclosure guidance. To date, the Company has determined it is appropriate to apply ASC 606 to all contracts and units of account for contracts within the scope of ASC 808.

For contracts and units of account that are determined to be within the scope of ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which management expects to be entitled to receive in exchange for these goods and services. To achieve this core principle, management applies the following five steps (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer.

Identification of Performance Obligations. Performance obligations promised in a contract are identified at contract inception based on the goods and services that are both capable of being distinct and are distinct in the context of the contract. To the extent a contract includes multiple promised goods and services, management applies judgment to determine whether promised goods and services are both capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised goods and services are accounted for as a combined performance obligation.

Transaction Price and Milestone Payments. The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods and services to the customer. At the inception of each contract that includes research or development milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. Management evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone in making this assessment. There is considerable judgment involved in determining whether it is probable that a significant revenue reversal would not occur. At the end of each reporting period, management reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjust the estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment.

Exclusive Licenses. If the license to the Company’s intellectual property is determined to be distinct from the other promises or performance obligations identified in the arrangement, the Company recognizes revenue from non-refundable, upfront fees allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. In assessing whether a promise or performance obligation is distinct from the other promises, the Company considers factors such as the research, development, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. In addition, the Company considers whether the counterparty can benefit from a promise for its intended purpose without the receipt of the remaining promise, whether the value of the promise is dependent on the unsatisfied promise, whether there are other vendors that could provide the remaining promise, and whether it is separately identifiable from the remaining promise. For licenses that are combined with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition. The measure of progress, and thereby periods over which revenue should be recognized, are subject to estimates by management and may change over the course of the research and development and licensing agreement. Such a change could have a material impact on the amount of revenue the Company records in future periods.

Research and Development Services. The promises under the Company’s arrangements may include research and development services to be performed by the Company on behalf of the counterparty. Payments or reimbursements from customers resulting from the Company’s research and development efforts are recognized as the services are performed and presented on a gross basis because the Company is the principal for such efforts. The Company uses an input method, according to the ratio of costs incurred to the total costs expected to be incurred in the future to satisfy the performance obligation. In management’s judgment, this input method is the best measure of the transfer of control of the performance obligation. Amounts received prior to revenue recognition are recorded as deferred revenue. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current portion of deferred revenue in the accompanying consolidated balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion. Reimbursements from and payments to the counterparty that are the result of a collaborative relationship, instead of a customer relationship, such as co-development activities, are recognized as the services are performed and presented as a reduction to research and development expense. To date, the Company has determined that all arrangements which include research and development services have been transacted with customers and recognized on a gross basis using ASC 606.

Royalties. For contracts that include sales-based royalties, including milestone payments upon first commercial sales and milestone payments based on a level of sales, which are the result of a customer-vendor relationship and for which the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.

Customer Options. If an arrangement is determined to contain customer options that allow the customer to acquire additional goods or services, the goods and services underlying the customer options that are not determined to be material rights are not considered to be performance obligations at the outset of the arrangement, as they are contingent upon option exercise. The Company evaluates the customer options for material rights, or options to acquire additional goods or services for free or at a discount. If the customer options are determined to represent a material right, the material right is recognized as a separate performance obligation at the outset of the arrangement. The Company allocates the transaction price to material rights based on the relative standalone selling price, which is determined based on the identified discount and the probability that the customer will exercise the option. Amounts allocated to a material right are not recognized as revenue until, at the earliest, the option is exercised.

For a complete discussion of accounting for the Company’s revenue contracts, see Note 5, Significant Agreements.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred and include salaries, benefits, bonus, stock-based compensation, license fees, milestone payments due under license agreements, costs paid to third-party contractors to perform research, conduct clinical trials, and develop drug materials and delivery devices; and associated overhead and facilities costs. Clinical trial costs are a substantial component of research and development expenses and include costs associated with third-party contractors, clinical research organizations (“CROs”) and clinical manufacturing organizations (“CMOs”). Invoicing from third-party contractors for services performed can lag several months. The Company accrues the costs of services rendered in connection with third-party contractor activities based on management’s estimate of fees and costs associated with the contract that were rendered during the period and they are expensed as incurred. Research and development costs that are paid in advance of performance are capitalized as prepaid expenses and amortized over the service period as the services are provided.

Stock-based Compensation

Stock-based Compensation

The Company recognizes all employee stock-based compensation as a cost in the consolidated financial statements. Equity-classified awards principally related to stock options, which are measured at the grant date fair value of the award. The Company determines grant-date fair value of stock option awards using the Black-Scholes option-pricing model. For service-based vesting grants, expense is recognized over the requisite service period based on the number of options or shares expected to ultimately vest. For performance-based vesting grants, expense is recognized over the requisite period until the performance obligation is met, assuming that it is probable. No expense is recognized for performance-based grants until it is probable the vesting criteria will be satisfied.

Stock-based payments to non-employees are recognized as services are rendered, generally on a straight-line basis. The Company believes that the fair values of these awards are more reliably measurable than the fair values of the services rendered.

Common Stock Warrants

Common Stock Warrants

The Company classifies as equity any warrants that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any warrants that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the Company’s control), (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement) or (iii) that contain reset provisions that do not qualify for the scope exception. The Company assesses classification of its common stock warrants and other freestanding derivatives at each reporting date to determine whether a change in classification between assets and liabilities is required. The Company’s freestanding derivatives consist of warrants to purchase common stock that were issued in connection with its (i) convertible preferred stock, (ii) private placements, (iii) term loan, (iv) consulting services and (v) underwriting and representative services.

Warrants that are determined to require equity classification are measured at fair value upon issuance and are not subsequently remeasured unless they are required to be reclassified. Warrants that are determined to require liability classification are subject to re-measurement at each balance sheet date until exercised, terminated or reclassified, and any change in fair value is recognized in the Company’s consolidated statements of operations.

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Basic net loss per share is calculated by dividing net loss by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is calculated by dividing the weighted-average number common shares outstanding during the period, after taking into consideration any potentially dilutive effects from outstanding stock options or warrants.

Basic and diluted earnings (loss) per share are computed using the two-class method, which is an earnings allocation method that determines earnings (loss) per share for common shares and participating securities. The participating securities consist of outstanding warrants to purchase common stock. Undistributed earnings are allocated between common shares and participating securities as if all earnings had been distributed during the period. In periods of loss, no allocation is made to the participating securities.

Basic and diluted net loss per share are the same in periods for which the effect of potentially dilutive securities would be antidilutive.

Income Taxes

Income Taxes

Income taxes are recorded in accordance with FASB ASC Topic 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. A valuation allowance is provided, if, based upon the weight of available evidence, it is more likely than not that some or all of the net deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position, as well as consideration of the available facts and circumstances.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. The Company did not adopt any new accounting pronouncements during the six months ended June 30, 2026, that had a material effect on its condensed consolidated financial statements.

In November 2024, the FASB issued Accounting Standards Update (“ASU”) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The guidance in ASU 2024-03 requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. The new disclosure requirements are effective for the Company’s annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that adoption of ASU 2024-03 may have on its consolidated financial statements.

In April 2026, the FASB issued ASU 2026-01, Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock (“ASU 2026-01”). The guidance in ASU 2026-01 clarifies how issuers initially measure paid-in-kind (“PIK”) dividends on equity-classified preferred stock by requiring issuers to use the PIK dividend rate stated in the preferred stock agreement. ASU 2026-01 will be effective for the Company’s annual reporting periods beginning after December 15, 2026, and for interim reporting periods within those annual periods, with early adoption permitted. Entities may apply the amendments on either a prospective basis or a modified retrospective basis for equity-classified preferred stock instruments that are outstanding as of the initial application date. The Company is currently evaluating the impact that adoption of ASU 2026-01 may have on its consolidated financial statements.

As of June 30, 2026, there are no other new, or existing recently issued, accounting pronouncements that are of significance, or potential significance, that impact the Company’s condensed consolidated financial statements.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or other standard setting bodies that are adopted by the Company as of the specified effective date. The Company did not adopt any new accounting pronouncements during the year ended December 31, 2025, that had a material effect on its consolidated financial statements.

In December 2023, the FASB issued Accounting Standard Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The guidance in ASU 2023-09 improves the transparency of income tax disclosures by greater disaggregation of information in the rate reconciliation and income taxes paid disaggregated by jurisdiction. The standard becomes effective for the annual period beginning on January 1, 2025, with early adoption permitted. The Company prospectively adopted ASU 2023-09 in its 2025 annual period, which resulted in additional income tax disclosures. Refer to Note 11, Income Taxes for further information.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”). The guidance in ASU 2024-03 requires disclosure about the types of costs and expenses included in certain expense captions presented on the income statement. The new disclosure requirements are effective for the Company’s annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that adoption of ASU 2024-03 may have on its consolidated financial statements.

As of December 31, 2025, there are no other new, or existing recently issued, accounting pronouncements that are of significance, or potential significance, that impact the Company’s consolidated financial statements.

Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements of the Company included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been condensed or omitted from this report, as is permitted by such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on February 26, 2026, and amended on June 16, 2026 (the “Annual Report”).

The financial information as of June 30, 2026, and for the three and six months ended June 30, 2026 and 2025, is unaudited. In the opinion of management, all adjustments (including those which are normal and recurring) considered necessary for a fair presentation of the interim financial information have been included. The balance sheet data as of December 31, 2025, was derived from audited consolidated financial statements. The results of the Company’s operations for any interim periods are not necessarily indicative of the results that may be expected for any other interim period or for a full fiscal year.

Liquidity and going concern

Liquidity and going concern

The accompanying unaudited financial statements have been prepared assuming that the Company will continue as a going concern within one year after the date that the financial statements are issued. The Company’s future operations are highly dependent on the success of the Merger and there can be no assurances that the Merger will be successfully consummated. If the Merger is not consummated, the Company may seek other strategic alternatives or pursue a dissolution and liquidation.

The Company anticipates that its cash position is sufficient to fund its operations at least through the anticipated closing of the proposed Merger with Eos. However, the Company expects to incur significant costs in connection with the Merger and even if the Merger is ultimately not consummated, including legal and professional services costs related to filing registration statements with the SEC and obtaining shareholder approval.

As of June 30, 2026, the Company had $2.2 million in cash and cash equivalents, as well as $0.7 million in restricted cash that would become unrestricted following consummation of the Merger or upon any termination of the Merger Agreement in accordance with its terms. Management believes that, given the Company’s current cash position and forecasted negative cash flows from operating activities over the next twelve months, there is substantial doubt about its ability to continue as a going concern after the date that is one year from the date that these financial statements are issued without the closing of the Merger.

The accompanying financial statements do not include any adjustments that might be necessary if the Company is not able to continue as a going concern.

In order to continue development of its programs, the Company would need to secure substantial additional funding in the future, from one or more equity or debt financings, collaborations, or other sources. Additional funding may not be available to the Company on acceptable terms, or at all.

Should the Company continue development of its product candidates, the Company would be subject to risks and uncertainties. The ongoing research and development activities will be subject to extensive regulation by numerous governmental authorities in the United States. Prior to marketing in the United States, any drug developed by the Company must undergo rigorous preclinical and clinical testing and an extensive regulatory approval process implemented by the United States Food and Drug Administration (“FDA”) under the Food, Drug and Cosmetic Act. The Company has limited experience in conducting and managing the preclinical and clinical testing necessary to obtain regulatory approval. There can be no assurance that the Company will not encounter problems in the clinical trials that will cause the Company or the FDA to delay or suspend clinical trials.

The Company’s success in developing its product candidates would depend in part on its ability to obtain patents and product license rights, maintain trade secrets, and operate without infringing on the property rights of others, both in the United States and other countries. There can be no assurance that patents issued to or licensed by the Company will not be challenged, invalidated, circumvented, or that the rights granted thereunder will provide proprietary protection or competitive advantages to the Company.

Summary of Significant Accounting Policies

Summary of Significant Accounting Policies

The Company’s significant accounting policies are described in Note 2, Summary of Significant Accounting Policies and Recent Accounting Standards, in the Annual Report. Except for the following, during the six months ended June 30, 2026, the Company did not make any changes to its significant accounting policies.

Convertible Preferred Stock

Convertible Preferred Stock

The Company classifies convertible preferred stock as permanent equity in the accompanying consolidated balance sheet, as no mandatory or contingent redemption features exist. Since dividends paid in-kind accrue whether or not declared by the board of directors, such dividends are accumulated to the carrying value of the convertible preferred stock, with a corresponding reduction to additional paid-in capital because the Company is in an accumulated deficit position.

Eos SENOLYTIXS Inc [Member]
AccountingPoliciesLineItems [Line Items]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Leases

Leases

The Company accounts for leases in accordance with ASC 842, Leases. The Company determines whether an arrangement is a lease at contract inception. The Company classifies leases as operating or finance leases at commencement. The Company’s lease is currently classified as an operating lease. Operating leases are included in “Right-of-use assets – operating lease” and “Operating lease liability” in the Company’s balance sheets.

Right-of-use (“ROU”) assets represent the Company’s right to use the underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. Lease payments included in the measurement of the lease liability consist of fixed payments and variable payments that depend on an index or rate, as applicable. Variable lease payments that do not depend on an index or rate are expensed as incurred.

The Company uses the rate implicit in the lease when that rate is readily determinable. If the implicit rate is not readily determinable, the Company uses its incremental borrowing rate at the commencement date, which reflects the rate of interest the Company would pay to borrow on a collateralized basis over a similar term in a similar economic environment. The lease term includes options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. For real estate leases, the Company has elected not to separate lease and non-lease components and, accordingly, accounts for each lease component and its associated non-lease components as a single lease component. The Company has elected the short-term lease exemption and does not recognize ROU assets or lease liabilities for leases with a lease term of 12 months or less. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Stock-based Compensation

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. In accordance with Accounting Standards Update (“ASU”) No. 2018-07, Compensation – Stock Compensation (Topic 718) share-based payment transactions with nonemployees are measured and recognized in a manner consistent with employee awards, unless specific guidance requires otherwise. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue upon satisfaction of the applicable vesting conditions.

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC 718, Compensation—Stock Compensation, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. In accordance with Accounting Standards Update (“ASU”) No. 2018-07, Compensation – Stock Compensation (Topic 718 share-based payment transactions with nonemployees are measured and recognized in a manner consistent with employee awards, unless specific guidance requires otherwise. Consistent with the accounting requirement for employee share-based payment awards, nonemployee share-based payment awards within the scope of Topic 718 are measured at grant-date fair value of the equity instruments that an entity is obligated to issue upon satisfaction of the applicable vesting conditions.

Basic and Diluted Net Loss Per Share

Loss Per Share

The Company follows FASB ASC 260, Earnings Per Share, in calculating basic and diluted net loss per share. Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share includes the effect of potentially dilutive securities to the extent their inclusion would be dilutive.

Because the Company reported a net loss for the three and six months ended June 30, 2026 and 2025, potentially dilutive securities were excluded from the computation of diluted net loss per share when their effect would have been anti-dilutive. Accordingly, basic and diluted net loss per share were the same for the periods presented.

The following potentially dilutive securities outstanding as of June 30, 2026 and 2025 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive:

	June 30, 2026	June 30, 2025
Stock options	848,694	666,344
Series A Preferred Stock	8,823	—
Series A Warrants	8,823	—
Equity Incentive Shares	58,823	—
Shares issuable upon conversion of Convertible Notes	168,345	—

Loss Per Share

The Company follows FASB ASC 260 when reporting earnings (loss) per share, which requires presentation of basic and diluted earnings (loss) per share. Because the Company reported a net loss for each of the periods ended December 31, 2025 and 2024, 683,990 and 137,815 stock options were excluded from diluted loss per share because their effect would have been anti-dilutive; therefore, the amounts reported for basic and diluted loss per share were the same.

Income Taxes

Income Taxes

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 when accounting for income taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed at each balance sheet date for temporary differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Income Taxes

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740 when accounting for income taxes, which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed at each balance sheet date for temporary differences between the financial statements and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when it is more likely than not that some portion or all of the deferred tax assets will not be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

There were no new accounting standards adopted during the six months ended June 30, 2026 that materially affected the Company’s financial statements or disclosures.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose significant segment expenses and other segment items on an interim and annual basis, and provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually. The ASU does not change how a public entity identifies its operating segments, aggregates them, or applies the quantitative threshold to determine its reportable segments. The new disclosure requirements are also applicable to entities that account and report as a single operating segment entity. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted the guidance for the reporting period ended December 31, 2024. There was no impact on the Company’s financial statements as the Company operates as a single operating segment and one reportable segment.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities to disclose specific categories in the effective tax rate reconciliation, as well as expanded disclosures on income taxes paid by jurisdictions. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company adopted the guidance for the reporting period ended December 31, 2024. The adoption of ASU 2023-09 had no impact on the Company’s financial position, results of operations or cash flows, other than additional required disclosures.

Research and Development Costs

Research and Development Costs

Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development. Research and development expenses consist primarily of costs incurred for preclinical studies, contract research and manufacturing services, personnel-related expenses, laboratory supplies, regulatory activities and allocated facilities costs.

The Company accrues research and development expenses associated with third-party service providers, including contract research organizations, laboratories and other vendors, based on estimates of the services performed and efforts expended pursuant to contracts with such service providers. These estimates are based on information provided by the service providers regarding the progress or stage of completion of the related activities. Significant judgment and estimates are required in determining the accrued balances at each reporting date, and actual results could differ from those estimates.

Payments made in advance of the receipt of goods or services to be used in future research and development activities are recorded as prepaid expenses and recognized as expense as the related goods are delivered or services are performed.

Product Development Costs

In accordance with FASB ASC 730, research and development costs are expensed when incurred. Product development costs, which are included in research and development expense, were $35,225 and $8,970 for each of the years ended December 31, 2025 and 2024, respectively.

Segment Reporting

Segment Reporting

Operating segments are identified as components of an enterprise for which separate discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”) in making decisions regarding resource allocation and assessing performance.

The Company has determined that it operates as a single operating and reportable segment, as the CODM reviews financial information presented on a consolidated basis for purposes of allocating resources and evaluating financial performance. Accordingly, the Company has one operating segment and one reportable segment.

Segment Reporting

The Company manages its operations as a single operating segment and one reportable segment for the purposes of assessing performance and making operating decisions and thus reports as a single reportable segment. The Company’s focus is on developing its MitoXcel Technology platform with emphasis on PTC-2105 and PTC-2107.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Topic 220), which requires disclosure in the notes to the financial statements about specific types of expenses included in the expense captions presented on the face of the statement of operations. The requirements of the ASU are effective for annual periods beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The requirements may be applied prospectively, with the option for retrospective application. The Company is currently evaluating the impact related to the adoption of ASU 2024-03 on its financial statement disclosures.

The Company currently believes there are no other issued and not yet effective accounting standards that are materially relevant to its financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Topic 220), which requires disclosure in the notes to the financial statements about specific types of expenses included in the expense captions presented on the face of the statement of operations. The requirements of the ASU are effective for annual periods beginning after December 15, 2026, and for interim periods beginning after December 15, 2027, with early adoption permitted. The requirements may be applied prospectively, with the option for retrospective application. The Company is currently evaluating the impact related to the adoption of ASU 2024-03 on its financial statement disclosures. The Company currently believes there are no other issued and not yet effective accounting standards that are materially relevant to its financial statements.

Convertible Notes Payable

Convertible Notes Payable

Convertible notes payable are carried at amortized cost. Debt discount and issuance costs related to funded borrowings are presented as a direct deduction from the carrying amount of the related debt liability and amortized to interest expense over the term of the debt using the effective interest method. Fees attributable to commitments to provide additional financing that has not yet been drawn are deferred and amortized over the applicable commitment period. Amounts attributable to financing arrangements that do not qualify for deferral are expensed as incurred.

Equity-Linked Financial Instruments

Equity-Linked Financial Instruments

The Company determines whether contracts that may be settled in the Company’s own stock are classified as equity or as liabilities. Instruments that embody an obligation to redeem or repurchase the Company’s shares or to issue a variable number of shares, and equity-linked instruments that are not indexed to the Company’s own stock, are classified as liabilities. Liability-classified instruments are accounted for at fair value and remeasured at each reporting date until settlement, expiration or a modification that results in equity classification, with changes in fair value recognized in the statements of operations.

Fair Value Measurements

Fair Value Measurements

The Company measures certain financial assets and liabilities at fair value at each reporting date using a fair value hierarchy that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1	—	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2	—	Other inputs that are directly or indirectly observable in the marketplace.

Level 3	—	Unobservable inputs that are supported by little or no market activity.

The Warrants and the second closing forward contracts described in Note 15 are not indexed to the Company’s own stock and do not qualify for equity classification. Both are recognized at fair value and remeasured at each reporting date, with changes in fair value recognized in the statements of operations. The Warrants are classified as liabilities, while the forward contracts are presented as assets or liabilities depending on their fair value at the measurement date. The Company measures the preferred stock warrant liability, the preferred stock forward liability and the equity incentive share liability described in Note 14 at fair value on a recurring basis and has determined these are Level 3 instruments in the fair value hierarchy. Refer to Note 16 for the significant inputs used to determine their fair value.

Series A Preferred Stock

Series A Preferred Stock

The Company classifies its Series A Preferred Stock in permanent stockholders’ equity (deficit). The Series A Preferred Stock is not redeemable at the option of the holder, is not subject to mandatory redemption and does not contain any other provision that could require the Company to deliver cash or other assets outside of a liquidation of the Company. Proceeds allocated to the Series A Preferred Stock, are recorded at the allocated amount, net of issuance costs, and are not subsequently remeasured. When the fair value of the liability-classified instruments issued with the Series A Preferred Stock exceeds the proceeds received, no proceeds are allocated to the Series A Preferred Stock and the excess is recognized as a loss on issuance in the statements of operations.